REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2011
REINSURANCE
Schedule of premiums written and earned along with losses and settlement expenses incurred

(in thousands)	2011	2010	2009
WRITTEN
Direct	$629,727	$586,624	$614,887
Reinsurance assumed	72,380	49,692	16,313
Reinsurance ceded	(152,469)	(151,176)	(161,284)
Net	$549,638	$485,140	$469,916
EARNED
Direct	$625,963	$599,669	$640,034
Reinsurance assumed	66,984	47,637	14,289
Reinsurance ceded	(154,495)	(153,924)	(162,362)
Net	$538,452	$493,382	$491,961
LOSSES AND SETTLEMENT EXPENSES INCURRED
Direct	$180,768	$265,903	$245,671
Reinsurance assumed	60,076	29,586	9,696
Reinsurance ceded	(40,760)	(94,157)	(51,979)
Net	$200,084	$201,332	$203,388

Schedule of net reinsurance balances recoverable, after consideration of collateral, from top 10 reinsurers

	Amounts
	Recoverable	A.M. Best	S&P
Reinsurer	(in thousands)	Rating	Rating
Munich Re / HSB	$69,014	A+, Superior	AA-, Very Strong
Endurance Re	57,486	A, Excellent	A, Strong
Axis Re	30,034	A, Excellent	A+, Strong
Transatlantic Re	26,889	A, Excellent	A+, Strong
Aspen UK Ltd.	26,738	A, Excellent	A, Strong
Swiss Re /Westport Ins. Corp.	25,770	A+, Superior	AA-, Very Strong
Gen Re	23,634	A++, Superior	AA+, Very Strong
Berkley Insurance Co.	18,455	A+, Superior	A+, Strong
Lloyds of London	15,118	A, Excellent	A+, Strong
Toa-Re	13,510	A+, Superior	A+, Strong